Share Capital	12 Months Ended
Mar. 31, 2012
Share Capital [Abstract]
Share capital

11. Share capital

(a) Share capital

The Company’s authorized share capital consists of an unlimited number of Class A Subordinate Voting Shares, an unlimited number of Class B Shares and an unlimited number of Preferred Shares issuable in series.

Each holder of Class B Shares and each holder of Class A Subordinate Voting Shares is entitled to receive notice of and attend all meetings of the Company’s shareholders, except meetings at which only holders of another particular class or series have the right to vote. At each such meeting, each Class B Share entitles its holder to 10 votes and each Class A Subordinate Voting Share entitles its holder to one vote, voting together as a single class, except as otherwise set forth in the Company’s articles of amalgamation or prescribed by applicable laws.

The change in the Company’s issued and outstanding share capital for the years ended March 31, 2012, 2011 and 2010 is summarized in the following tables.

Shares Outstanding	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class B Shares	Total
March 31, 2009	42,606,653	127,489,844	127,483,148	—	—	—	297,579,645
Participant Equity Loan Plan	10,957,191	—	—	—	—	—	10,957,191

March 31, 2010	53,563,844	127,489,844	127,483,148	—	—	—	308,536,836
2010 Reorganization	(53,563,844)	(127,489,844)	(127,483,148)	433,676,686	5,478,596	85,044,901	215,663,347
Initial Public Offering			—	(433,676,686)	38,830,000	(5,580,706)	(400,427,392)

March 31, 2011	—	—	—	—	44,308,596	79,464,195	123,772,791
Repurchase of Common Shares				—	(2,327,486)	—	(2,327,486)

March 31, 2012	—	—	—	—	41,981,110	79,464,195	121,445,305

Stated Amount	Voting Common Shares	Non-voting Common Shares	Voting Preferred Shares	Class A Preferred Shares	Class A Subordinate Voting Shares	Class B Shares	Total
March 31, 2009	$40,139	$120,108	$—	$—	$—	$—	$160,247
Participant Equity Loan Plan	1,027	—	—	—	—	—	1,027

March 31, 2010	$41,166	$120,108	$—	$—	$—	$—	$161,274
Participant Equity Loan Plan	2,122	—	—	—	6,209	—	8,331
2010 Reorganization	(43,288)	(120,108)	—	413,616	3,156	160,242	413,618
Initial Public Offering	—	—	—	(413,616)	474,047	78,165	138,596

March 31, 2011	$—	$—	$—	$—	$483,412	$238,407	$721,819
Participant Equity Loan Plan	—	—	—	—	135	—	135
Repurchase of Common Shares	—	—	—	—	(25,555)	—	(25,555)

March 31, 2012	$—	$—	$—	$—	$457,992	$238,407	$696,399

The 2010 Reorganization completed on June 8, 2010 effectively resulted in the conversion of the Company’s Voting Common Shares, Voting Preferred Shares, cumulative preferred shares including accrued interest (note 3) and shareholder note payable (note 3) into 10,957,191 Class A Subordinate Voting Shares, 170,089,800 Class B Shares and 433,676,686 Class A Preferred Shares. The Company’s Non-voting Common Shares were cancelled as part of the 2010 Reorganization.

On June 24, 2010, the Company effected a one-for-two reverse split of the Class A Subordinate Voting Shares and the Class B Shares.

As part of the Company’s IPO on July 20, 2010, the 433,676,686 Class A Preferred Shares were converted to 5,898,744 Class B Shares and 18,550,550 Class A Subordinate Voting Shares and then 11,479,450 Class B Shares were converted to 11,479,450 Class A Subordinate Voting Shares. New Class A Subordinate Voting Shares issued by the Company to the public pursuant to the IPO totaled 8,800,000 at an issue price of $17.00. Proceeds from the IPO were $138,596, net of underwriting commissions of $7,854 and other offering expenses of $7,429, net of tax of $4,279. Other offering expenses were also recorded as a reduction of IPO proceeds effective the date of the IPO. Concurrent with this transaction, 30,030,000 Class A Subordinate Voting Shares were sold to the public by existing shareholders at an issue price of $17.00.

(b) Participant equity loan plan

In 2009, the Company implemented a Participant Equity Loan Plan (the “Plan”) under which the Company loaned funds to certain employees for the purpose of allowing them to purchase common shares of the Company at fair market value as determined by a third party valuation.

Shares granted under the Plan are reported as share capital in shareholders’ equity at their value on the date of issue. The outstanding related loans and accrued interest are reported as a reduction of share capital.

Share capital increased by $135 (2011 – $8,331) in the year ended March 31, 2012 as a result of Plan activity. This includes loan principal and interest repayments totaling $612 (2011 – $8,497), interest accrued during the year of $105 (2011 – $204) and foreign exchange adjustments of $73 (2011 – $131). Also, during the year ended March 31, 2012, 160,800 (2011 – 57,500) shares of employees who left the Company were repurchased by a subsidiary company resulting in a net reduction in share capital of $445 (2011 – $159) and related loans and accrued interest were repaid. Total loans and accrued interest amounted to $2,043 at March 31, 2012 ($2,624 at March 31, 2011).

Shares issued under the Plan were initially subject to restrictions that lapse as follows: 40% of the Plan shares were subject to restrictions that lapse based on passage of time and 60% were subject to restrictions that lapse based on performance of the Company. The restrictions on performance-based shares lapsed upon a liquidity event that provided a return on invested capital earned by the principal shareholders of the Company above certain valuation thresholds. At the time of the IPO, 789,176 time-vesting shares were unrestricted and as a result of the Company’s IPO, 1,951,594 performance-based shares became unrestricted, causing employee loans of $6,537 to become immediately repayable.

In August 2010, the Plan was amended such that the 40% of shares with performance-based restrictions that did not become unrestricted as part of the IPO transaction, representing 24% of the total shares under the Plan, would become unrestricted in two equal installments on each of the next two anniversary dates of the IPO. As a result of this amendment, the difference between the fair value of the affected shares at the date of the amendment and the fair value at the initial issuance of the shares is being recognized as stock-based compensation ratably on a graded basis over the period the restrictions lapse. The expense is included in selling, marketing and administration expense and research and development expense, with an offsetting credit to additional paid-in capital and is adjusted to reflect expected forfeitures based on Company historical data. Changes in the forfeiture rate will result in changes in the amount of compensation cost recognized over the amortization period. The total value expensed in the year ended March 31, 2012 was $5,243 ($7,567 in the year ended March 31, 2011). The remaining amount to be expensed over the next four months is expected to be $947.

(c) Share repurchase plan

On August 19, 2011, the Company’s Board of Directors approved a share repurchase plan and normal course issuer bid to purchase for cancellation up to 4,000,000, or approximately 9%, of the Company’s 44,308,596 Class A Subordinate Voting Shares outstanding at that time. The shares may be purchased in the open market at prevailing market prices over a 12-month period commencing August 25, 2011 and ending August 24, 2012. In the year ended March 31, 2012, the Company repurchased for cancellation 2,327,486 Class A Subordinate Voting Shares at an average price of $4.19 per share for a total purchase price of $9,755, resulting in a reduction to stated capital of $25,555 and a corresponding credit to additional paid-in capital of $15,800.